WARRANTS (Details)			4 Months Ended		8 Months Ended	12 Months Ended
	Mar. 17, 2021 Y $ / shares shares	Jan. 05, 2021 Y $ / shares shares	Aug. 14, 2022 Y $ / shares	Aug. 10, 2022 Y $ / shares	Mar. 31, 2023 Y $ / shares	Mar. 31, 2022 Y $ / shares shares	Aug. 14, 2020 shares
Class of Warrant or Right [Line Items]
Expected weighted average volatility				100.00%	128.00%	103.00%
Risk-free interest rate				2.90%	3.20%	1.40%
Share Price				$ 1.14	$ 2.02	$ 6.08
Expected Life (years) | Y				10	10	9
FTP Compensation Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued | shares							299,753
Warrant price per share			$ 2.00
Expected dividend yield			0.00%
Expected weighted average volatility			80.00%
Risk-free interest rate			0.29%
Share Price			$ 2
Forfeiture rate			0.00%
Expected Life (years) | Y			1.9
Warrant exercised | shares						174,385
FTP Compensation Warrants | January BD Offering [member]
Class of Warrant or Right [Line Items]
Number of warrants issued | shares							49,016
Compensation Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued | shares	763,303
Compensation Warrants | January BD Offering [member]
Class of Warrant or Right [Line Items]
Number of warrants issued | shares		169,565
Warrant price per share		$ 4.50
Expected dividend yield		0.00%
Expected weighted average volatility		110.00%
Risk-free interest rate		0.19%
Share Price		$ 3.56
Forfeiture rate		0.00%
Expected Life (years) | Y		2
Compensation Warrants | March BD Offering [member]
Class of Warrant or Right [Line Items]
Number of warrants issued | shares	102,000
Warrant price per share	$ 6.50
Expected dividend yield	0.00%
Expected weighted average volatility	110.00%
Risk-free interest rate	0.27%
Share Price	$ 6.16
Forfeiture rate	0.00%
Expected Life (years) | Y	2
Warrants | January BD Offering [member]
Class of Warrant or Right [Line Items]
Number of warrants issued | shares		2,224,100
Warrant price per share		$ 5.60
Expected dividend yield		0.00%
Expected weighted average volatility		110.00%
Risk-free interest rate		0.18%
Share Price		$ 3.56
Forfeiture rate		0.00%
Expected Life (years) | Y		1.5
Warrant exercised | shares						153,010